UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	6,630	$199,961	0.14%
		199,961	0.14%
Apparel and Accessory Stores:
Foot Locker, Inc.	12,200	245,098	0.17%
Limited Brands, Inc.	26,508	1,020,823	0.71%
Nordstrom, Inc.	22,053	1,007,381	0.70%
Ross Stores, Inc.	19,198	1,510,691	1.04%
The Gap, Inc.	38,950	632,548	0.44%
		4,416,541	3.06%
Apparel and Other Finished Products:
V.F. Corporation	2,000	243,040	0.17%
		243,040	0.17%
Auto Dealers, Gas Stations:
Autozone, Inc. *	2,914	930,120	0.65%
		930,120	0.65%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	87,000	1,682,580	1.17%
Tractor Supply Company	4,200	262,710	0.18%
		1,945,290	1.35%
Business Services:
Accenture plc **	20,150	1,061,502	0.74%
Alliance Data Systems Corporation *	4,900	454,230	0.31%
Automatic Data Processing, Inc.	11,135	525,015	0.36%
CA, Inc.	25,700	498,837	0.35%
Cerner Corporation *	3,825	262,089	0.18%
Check Point Software Technologies LTD. * **	11,185	590,121	0.41%
Google Inc. *	1,252	644,004	0.45%
Intuit Inc. *	25,869	1,227,225	0.85%
Microsoft Corporation	61,564	1,532,328	1.06%
Oracle Corporation	71,361	2,050,915	1.42%
priceline.com Incorporated *	600	269,676	0.19%
Rackspace Hosting, Inc. *	2,125	72,548	0.05%
Salesforce.com, Inc. *	2,939	335,869	0.23%
SAP AG **	9,400	475,828	0.33%
The Western Union Company	22,800	348,612	0.24%
Visa Inc.	11,425	979,351	0.68%
VMware Inc. *	4,245	341,213	0.24%
		11,669,363	8.09%
Chemicals and Allied Products:
Abbott Laboratories	42,600	2,178,564	1.51%
Air Products & Chemicals, Inc.	1,400	106,918	0.07%
Albemarle Corporation	11,316	457,166	0.32%
Allergan, Inc.	3,975	327,461	0.23%
AstraZeneca PLC **	8,900	394,804	0.27%
Biogen Idec Inc. *	4,200	391,230	0.27%
Bristol-Myers Squibb Company	24,395	765,515	0.53%
CF Industries Holdings, Inc.	700	86,373	0.06%
Celanese Corporation	10,155	330,342	0.23%
E.I. du Pont de Nemours and Company	6,570	262,603	0.18%
Eastman Chemical Company	1,600	109,648	0.08%
Ecolab Inc.	10,900	532,901	0.37%
Eli Lilly and Company	10,700	395,579	0.27%
Endo Pharmaceuticals Holdings Inc.*	25,695	719,203	0.50%
Gilead Sciences, Inc. *	16,246	630,345	0.44%
IDEXX Laboratories, Inc. *	1,855	127,939	0.09%
Johnson & Johnson	33,950	2,162,955	1.50%
Merck & Co., Inc.	55,750	1,823,582	1.26%
Monsanto Company	10,215	613,309	0.43%
Novartis AG **	18,430	1,027,841	0.71%
Novo Nordisk A/S **	4,195	417,486	0.29%
Perrigo Company	2,045	198,590	0.14%
Pfizer Inc.	22,000	388,960	0.27%
PPG Industries, Inc.	1,600	113,056	0.08%
Praxair, Inc.	5,460	510,401	0.35%
Sanofi-Aventis **	11,100	364,080	0.25%
Shire Plc **	6,700	629,331	0.44%
The Dow Chemical Company	4,000	89,840	0.06%
The Mosaic Company	11,045	540,874	0.38%
		16,696,896	11.58%
Coal Mining:
Peabody Energy Corporation	11,967	405,442	0.28%
		405,442	0.28%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Communications:
American Tower Corporation *	4,340	$233,492	0.16%
CBS Corporation	9,800	199,724	0.14%
Comcast Corporation	11,700	244,530	0.17%
DIRECTV, Inc. *	13,655	576,924	0.40%
Dish Network Corporation *	9,200	230,552	0.16%
Level 3 Communications, Inc. *	520,000	774,800	0.54%
NII Holdings, Inc. *	8,300	223,685	0.15%
Rogers Communications Inc. **	14,550	497,755	0.35%
Viacom Inc.	5,600	216,944	0.15%
		3,198,406	2.22%
Depository Institutions:
Capital One Financial Corporation	5,900	233,817	0.16%
Fifth Third Bancorp	27,600	278,760	0.19%
Huntington Bancshares Incorporated	54,300	260,640	0.18%
JPMorgan Chase & Co.	7,200	216,864	0.15%
KeyCorp	39,300	233,049	0.16%
The PNC Financial Services Group, Inc.	5,000	240,950	0.17%
U.S. Bancorp	50,750	1,194,655	0.83%
		2,658,735	1.84%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	3,100	105,431	0.07%
		105,431	0.07%
Eating and Drinking Places:
Chipotle Mexican Grill, Inc. *	870	263,566	0.18%
McDonald’s Corporation	8,980	788,624	0.55%
Starbucks Corporation	17,850	665,626	0.47%
Yum! Brands, Inc.	5,385	265,965	0.18%
		1,983,781	1.38%
Electric, Gas, and Sanitary Services:
Ameren Corporation	10,700	318,539	0.22%
Edison International	8,600	328,950	0.23%
Entergy Corporation	4,900	324,821	0.23%
FirstEnergy Corp.	7,000	314,370	0.22%
ITC Holdings Corp.	350	27,100	0.02%
NRG Energy, Inc. *	14,100	299,061	0.20%
NV Energy, Inc.	21,500	316,265	0.22%
Stericycle, Inc.*	4,680	377,769	0.26%
Teco Energy, Inc.	18,200	311,766	0.22%
The Williams Companies, Inc.	20,715	504,203	0.35%
Waste Connections, Inc.	14,475	489,545	0.34%
		3,612,389	2.51%
Electronic and Other Electric Equipment:
Altera Corporation	18,237	575,013	0.40%
Amphenol Corporation	12,600	513,702	0.36%
Avago Technologies Limited **	8,075	264,618	0.18%
Broadcom Corporation	27,300	908,817	0.63%
General Electric Company	40,715	620,496	0.43%
Intel Corporation	70,830	1,510,804	1.05%
LM Ericsson Telephone Company **	52,400	500,420	0.35%
Molex Incorporated	96,750	1,633,140	1.13%
Qualcomm Incorporated	41,675	2,026,655	1.41%
Skyworks Solutions, Inc. *	21,319	382,463	0.26%
Xilinx, Inc.	18,100	496,664	0.34%
		9,432,792	6.54%
Engineering, Accounting, Research, Mgmt and Relation Services:
Covance Inc. *	13,297	604,349	0.42%
		604,349	0.42%
Fabricated Metal Products:
Ball Corporation	3,300	102,366	0.07%
Parker-Hannifin Corporation	12,351	779,719	0.54%
		882,085	0.61%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	30,780	$1,630,724	1.13%
Archer-Daniels-Midland Company	4,300	106,683	0.07%
Bunge Limited **	1,900	110,751	0.08%
Corn Products International, Inc.	2,400	94,176	0.07%
Diageo plc **	6,385	484,813	0.34%
General Mills, Inc.	8,695	334,497	0.23%
H.J. Heinz Company	10,075	508,586	0.35%
Hansen Natural Corporation *	5,710	498,426	0.35%
Kraft Foods Inc.	14,575	489,429	0.34%
The Coca-Cola Company	13,747	928,747	0.64%
		5,186,832	3.60%
Food Stores:
Whole Foods Market, Inc.	5,455	356,266	0.25%
		356,266	0.25%
Furniture and Fixtures:
BE Aerospace, Inc. *	10,325	341,861	0.24%
Johnson Controls, Inc.	8,800	232,056	0.15%
Tempur-Pedic International Inc. *	16,059	844,864	0.59%
		1,418,781	0.98%
General Merchandise:
Dillard's, Inc.	5,800	252,184	0.17%
Dollar Tree, Inc. *	13,201	991,527	0.69%
Macy's, Inc.	9,400	247,408	0.17%
		1,491,119	1.03%
Heavy Construction, Non-Building:
Fluor Corporation	26,650	1,240,558	0.86%
KBR, Inc.	30,996	732,435	0.51%
		1,972,993	1.37%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,600	1,724,630	1.20%
Digital Realty Trust, Inc.	8,935	492,855	0.34%
		2,217,485	1.54%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	4,200	240,702	0.17%
		240,702	0.17%
Hotels, Other Lodging Places:
Las Vegas Sands Corp. *	11,895	456,054	0.32%
Wyndham Worldwide Corporation	7,800	222,378	0.15%
		678,432	0.47%
Industrial Machinery and Equipment:
Apple Computer, Inc. *	7,292	2,779,564	1.93%
Caterpillar Inc.	7,058	521,163	0.36%
Cisco Systems, Inc.	28,680	444,253	0.31%
Cummins Engine, Inc.	12,955	1,057,905	0.73%
Deere & Company	2,515	162,393	0.11%
Dell Inc. *	46,711	660,961	0.46%
Dover Corporation	38,793	1,807,754	1.26%
Eaton Corporation	6,800	241,400	0.17%
EMC Corporation *	42,766	897,658	0.62%
F5 Networks, Inc. *	8,182	581,331	0.40%
International Business Machines Corporation	25,527	4,467,991	3.10%
Joy Global Inc.	10,953	683,248	0.47%
National Oilwell Varco, Inc.	15,655	801,849	0.56%
Pitney Bowes, Inc.	13,400	251,920	0.17%
SanDisk Corporation *	14,233	574,302	0.40%
Teradata Corporation *	23,816	1,274,870	0.88%
The Timken Company	7,400	242,868	0.17%
Western Digital Corporation *	22,218	571,447	0.40%
		18,022,877	12.50%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Instruments and Related Products:
3M Company	3,500	$251,265	0.17%
Baxter International Inc.	42,260	2,372,476	1.65%
Boston Scientific Corporation *	59,000	348,690	0.24%
Danaher Corporation	26,756	1,122,147	0.78%
Dentsply International Inc.	19,454	597,043	0.41%
Roper Industries, Inc.	15,400	1,061,214	0.74%
The Cooper Companies, Inc.	2,440	193,126	0.13%
		5,945,961	4.12%
Insurance Carriers:
Ace LTD. **	4,200	254,520	0.18%
Aetna Inc.	9,200	334,420	0.23%
Assurant, Inc.	7,200	257,760	0.18%
Axis Capital Holdings Limited **	55,000	1,426,700	0.99%
Berkshire Hathaway Inc. *	20,300	1,442,112	1.00%
CIGNA Corporation	17,440	731,434	0.51%
Humana Inc.	5,100	370,923	0.26%
Leucadia National Corporation	61,850	1,402,758	0.97%
Lincoln National Corporation	13,400	209,442	0.15%
Metlife Capital Trust, Inc.	8,100	226,881	0.15%
Principal Financial Group, Inc.	11,000	249,370	0.17%
Prudential Financial, Inc.	5,700	267,102	0.19%
RenaissanceRe Holdings Ltd. **	25,950	1,655,610	1.14%
The Chubb Corporation	4,400	263,956	0.18%
The Hartford Financial Services Group, Inc.	13,600	219,504	0.15%
The Travelers Companies, Inc.	5,000	243,650	0.17%
UnitedHealth Group Incorporated	23,318	1,075,426	0.75%
Wellpoint, Inc.	5,900	385,152	0.27%
		11,016,720	7.64%
Leather and Leather Products:
Coach, Inc.	11,691	605,945	0.42%
		605,945	0.42%
Metal Mining:
Cliffs Natural Resources Inc.	1,600	81,872	0.05%
Freeport-McMoRan Copper & Gold Inc.	14,559	443,322	0.31%
Newmont Mining Corporation	9,310	585,599	0.41%
		1,110,793	0.77%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,300	96,327	0.07%
		96,327	0.07%
Miscellaneous Manufacturing Industries:
International Game Technology	3,295	47,876	0.03%
Mattel, Inc.	8,900	230,421	0.16%
		278,297	0.19%
Miscellaneous Retail:
Amazon.Com, Inc. *	2,905	628,148	0.44%
IAC/InteractiveCorp *	6,200	245,210	0.17%
PetSmart, Inc.	24,431	1,041,982	0.72%
Tiffany & Co.	3,845	233,853	0.16%
Walgreen Co.	18,327	602,775	0.42%
		2,751,968	1.91%
Nondepository Institutions:
American Express Company	27,883	1,251,947	0.87%
Discover Financial Services	10,500	240,870	0.17%
SLM Corporation	19,000	236,550	0.16%
		1,729,367	1.20%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	26,316	980,797	0.68%
Cardinal Health, Inc.	9,200	385,296	0.27%
Herbalife LTD. **	6,685	358,316	0.24%
McKesson Corporation	13,406	974,616	0.68%
		2,699,025	1.87%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Oil and Gas Extraction:
Encana Corporation **	85,800	$1,648,218	1.14%
Eni S.p.A **	9,400	330,222	0.23%
Helmerich & Payne, Inc.	12,032	488,499	0.34%
Nabors Industries Ltd. * **	20,000	245,200	0.17%
Noble Corporation **	44,650	1,310,477	0.91%
Occidental Petroleum Corporation	4,100	293,150	0.21%
Oceaneering International, Inc.	18,712	661,282	0.46%
Plains Exploration & Production Company *	54,950	1,247,915	0.87%
Royal Dutch Shell PLC **	5,400	332,208	0.23%
Schlumberger N.V. (Schlumberger Limited) **	18,900	1,128,897	0.78%
Talisman Energy Inc. **	25,200	309,204	0.21%
Transocean LTD. **	6,400	305,536	0.21%
		8,300,808	5.76%
Paper and Allied Products:
International Paper Company	4,400	102,300	0.07%
		102,300	0.07%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	8,700	313,809	0.22%
Chevron Corporation	11,577	1,071,104	0.74%
ConocoPhillips	19,955	1,263,550	0.88%
Exxon Mobil Corporation	19,760	1,435,169	0.99%
Total SA **	7,400	324,638	0.23%
Valero Energy Corporation	15,300	272,034	0.19%
		4,680,304	3.25%
Primary Metal Industries:
Alcoa Inc.	9,600	91,872	0.06%
Precision Castparts Corp.	2,510	390,205	0.27%
		482,077	0.33%
Printing, Publishing, & Allied Lines
News Corporation	14,600	225,862	0.16%
		225,862	0.16%
Railroad Transportation:
Union Pacific Corporation	10,886	889,060	0.62%
		889,060	0.62%
Real Estate:
Pico Holdings, Inc. *	51,600	1,058,316	0.73%
		1,058,316	0.73%
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	4,810	448,580	0.31%
Nike, Inc.-Class B	5,870	501,944	0.35%
		950,524	0.66%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	20,467	805,581	0.56%
Franklin Resources, Inc.	5,840	558,538	0.39%
T. Rowe Price Group, Inc.	5,100	243,627	0.17%
The Goldman Sachs Group, Inc.	2,300	217,465	0.15%
		1,825,211	1.27%
Service Necessity:
Subsea 7 SA **	17,150	328,423	0.23%
		328,423	0.23%
Stone, Clay, Glass, Concrete Products:
Owens Corning *	4,100	88,888	0.06%
		88,888	0.06%
Transportation By Air:
Bristow Group Inc.	27,050	1,147,731	0.80%
		1,147,731	0.80%
Transportation Equipment:
Autoliv, Inc.	5,000	242,500	0.17%
Honeywell International Inc.	12,435	546,021	0.38%
Lear Corporation	15,596	669,068	0.46%
Navistar International Corporation *	6,800	218,416	0.15%
Polaris Industries Inc.	4,600	229,862	0.16%
TRW Automotive Holdings Corp *	7,500	245,475	0.17%
United Technologies Corporation	5,510	387,684	0.27%
		2,539,026	1.76%
Transportation Services:
Expedia, Inc.	22,900	589,675	0.41%
		589,675	0.41%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2011

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Total common stocks (cost $140,443,208)		$140,012,716	97.12%
Short-Term Investments:
AIM Money market funds (.0.020075% at September 30, 2011)	3,696,122	3,696,122	2.56%
Total short-term investments (cost $3,696,122)		3,696,122	2.56%
Total investments (cost $144,139,330)		143,708,838	99.68%
Other assets and liabilities, net		464,078	0.32%
Total net assets		$144,172,916	100.00%

* Presently not producing dividend income
** Foreign Investments (14.25% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011.

Level 1 -	Quoted Prices	$143,708,838
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$143,708,838

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: /s/ David R. Carpenter___________________
David R. Carpenter Principal Executive Officer

Date: November 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter______________________ David R. Carpenter Principal Executive Officer

Date:  November 4, 2011

/s/ Robert D. Brearton______________________ Robert D. Brearton Principal Financial Officer

Date:  November 4, 2011

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically

Exhibit 99.1

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-Q of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  November 4, 2011

____/s/ David R. Carpenter_______ Name: David R. Carpenter Title: Principal Executive Officer

Exhibit 99.2

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-Q of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  November 4, 2011

____/s/ Robert D. Brearton_____ Name: Robert D. Brearton Title: Principal Financial Officer